UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2001

Check here if Amendment:	___	; Amendment Number:	1
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	/s/ Eric M. Sippel		San Rafael, CA			May 14, 2001
	Eric M. Sippel			[City, State]			[Date]

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		30

Form 13F Information Table Value Total:		642,246



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
<Page


NAME OF ISSUER                 TITLE OF      CUSIP              VALUE      SHARES          SH/  PUT/  INV. OTHER   AUTH
                               CLASS                             X100                      PRN  CALL  DISC  MGR    SOLE

Autoimmune Inc.               Common      052776101             2409    1,042,800          SH         SOLE    1,042,800
Apache Corp.                  Common      037411105            42547      781,400          SH         SOLE      781,400
Arden Realty                  Common      039793104            15845      675,400          SH         SOLE      675,400
Archstone Communities Trust   Common      039581103            29971    1,223,300          SH         SOLE    1,223,300
Activision                    Common      004930202            75991    3,158,400          SH         SOLE    3,158,400
Berkshire Hathaway, Inc.      Common      084670108(A)         41741       19,643          SH         SOLE       19,643
Electronic Boutique Holdings  Common      286045109            30894    1,280,300          SH         SOLE    1,280,300
El Paso Corporation           Common      28336L109            34850      542,920          SH         SOLE      542,920
Electronic Arts               Common      285512109             8470      158,500          SH         SOLE      158,500
First Industrial Realty Trust Common      32054k103            10618      337,400          SH         SOLE      337,400
Grey Wolf, Inc.               Common      397888108             6499    1,084,900          SH         SOLE    1,084,900
Household International       Common      441815107            39193      658,700          SH         SOLE      658,700
Hutchinson Technology         Common      448407106            11915      797,500          SH         SOLE      797,500
Il Fornaio America Corp.      Common      451926109            19942    1,463,100          SH         SOLE    1,463,100
Jupiter Media Metrix Inc.     Common      48206u104             3541    1,192,400          SH         SOLE    1,192,400
Martek Biosciences Corp.      Common      572901106            21559    1,486,382          SH         SOLE    1,486,382
Philip Morris Companies Inc.  Common      718154107            48273    1,045,100          SH         SOLE    1,045,100
Noble Drilling Corp.          Common      655042109            28529      656,000          SH         SOLE      656,000
Neose Technologies Inc.       Common      640522108            10358      410,200          SH         SOLE      410,200
Persistence Software Inc.     Common      715329108             1653    1,816,000          SH         SOLE    1,816,000
PYR Energy Corporation        Common      693677106             8065    1,355,400          SH         SOLE    1,355,400
Qualcomm, Inc.                Common      747525103            20888      405,600          SH         SOLE      405,600
Transocean Sedco Forex, Inc.  Common      900781090            20700      500,000          SH         SOLE      500,000
Santa Fe International Corp.  Common      7805C1087            16178      535,000          SH         SOLE      535,000
Sirius Satellite Radio Inc.   Common      82966U103             6354      540,800          SH         SOLE      540,800
THQ Inc.                      Common      872443403             8151      221,800          SH         SOLE      221,800
Tosco Corp.                   Common      891490302            57487    1,396,000          SH         SOLE    1,396,000
Knightsbridge Tankers Ltd.    Common      G5299G106             1616       67,500          SH         SOLE       67,500
Valero Energy Corp.           Common      91913y100            14235      401,900          SH         SOLE      401,900
Western Digital               Common      958102105             3773      786,000          SH         SOLE      786,000



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